Share Based Compensation - Summary of Share Option Activity Under Option Plans (Details)	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares shares
2018 Share Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Aggregate intrinsic value, Outstanding | $	$ 1,180,080
Aggregate intrinsic value, Vested and expected to vest | $	1,080,644
Aggregate intrinsic value, Exercisable | $	$ 133,650
2018 Share Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of options, Granted | shares	1,733,000
Number of options, Forfeited | shares	(141,500)
Number of options, Ending balance | shares	1,591,500
Number of options, Vested and expected to vest | shares	1,452,720
Number of options, Exercisable | shares	135,000
Weighted average exercise price, Granted | $ / shares	$ 12.93
Weighted average exercise price, Forfeited | $ / shares	12.48
Weighted average exercise price, Ending balance | $ / shares	12.94
Weighted average exercise price, Vested and expected to vest | $ / shares	12.93
Weighted average exercise price, Exercisable | $ / shares	$ 12.00
Weighted average remaining contractual life, Outstanding	3 years 1 month 9 days
Weighted average remaining contractual life, Vested and expected to vest	3 years 25 days
Weighted average remaining contractual life, Exercisable	6 months